Accrued Expenses	9 Months Ended
Sep. 30, 2014
Accrued Expenses
Accrued Expenses

5.                                    Accrued Expenses

Accrued expenses consist of the following:

	As of
	September 30,	December 31,
	2014	2013
	(unaudited)	(audited)
Accrued compensation	$186,921	$122,517
Acquisition contingent consideration	375,000	—
Accrued rent	34,760	30,596
Total accrued expenses	$596,681	$153,113